UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04494
The Gabelli Asset Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Asset Fund
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund (the “Fund”) rose 19.1%, while the Standard & Poor’s (“S&P”) 500 Index was up 15.9% and the Dow Jones Industrial Average increased 12.0%. For the six month period ended June 30, 2009, the Fund was up 4.8% versus an increase of 3.2% for the S&P 500 Index and a decline of 1.9% for the Dow Jones Industrial Average.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

																Since
			Year to													Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year	15 Year		20 Year		(3/3/86)
Gabelli Asset Fund Class AAA	19.13%		4.80%		(26.08)%		(6.09)%		0.78%		2.78%	8.95%		9.01%		11.18%
S&P 500 Index	15.92		3.19		(26.20)		(8.22)		(2.24)		(2.22)	6.92		7.76		8.70
Dow Jones Industrial Average	11.96		(1.93)		(22.96)		(6.34)		(1.65)		(0.37)	8.16		9.07		9.95
Nasdaq Composite Index	21.05		15.33		(27.98)		(10.83)		(4.35)		(1.70)	6.58		7.46		7.24
Class A	19.17		4.80		(26.08)		(6.09)		0.78		2.78	8.95		9.01		11.18
	12.31	(b)	(1.23	)(b)	(30.33	)(b)	(7.92	)(b)	(0.41	)(b)	2.17 (b)	8.53	(b)	8.69	(b)	10.88 (b)
Class B	18.93		4.41		(26.64)		(6.84)		0.02		2.35	8.65		8.79		10.98
	13.93	(c)	(0.59	)(c)	(30.30	)(c)	(7.79	)(c)	(0.38	)(c)	2.35	8.65		8.79		10.98
Class C	18.97		4.49		(26.59)		(6.77)		0.04		2.36	8.66		8.79		10.98
	17.97	(d)	3.49	(d)	(27.33	)(d)	(6.77)		0.04		2.36	8.66		8.79		10.98
Class I	19.22		4.94		(25.90)		(5.97)		0.85		2.82	8.98		9.03		11.20
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.38%, 1.38%, 2.13%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

The Gabelli Asset Fund

Actual Fund Return
Class AAA	$1,000.00	$1,048.00	1.42%	$7.21
Class A	$1,000.00	$1,048.00	1.42%	$7.21
Class B	$1,000.00	$1,044.10	2.17%	$11.00
Class C	$1,000.00	$1,044.90	2.17%	$11.00
Class I	$1,000.00	$1,049.40	1.17%	$5.95

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.75	1.42%	$7.10
Class A	$1,000.00	$1,017.75	1.42%	$7.10
Class B	$1,000.00	$1,014.03	2.17%	$10.84
Class C	$1,000.00	$1,014.03	2.17%	$10.84
Class I	$1,000.00	$1,018.99	1.17%	$5.86

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:

The Gabelli Asset Fund
Food and Beverage	14.4%
Energy and Utilities	8.7%
Equipment and Supplies	6.8%
Financial Services	6.8%
Cable and Satellite	6.4%
Entertainment	5.7%
Diversified Industrial	5.4%
Consumer Products	5.2%
Telecommunications	4.2%
Health Care	3.6%
Automotive: Parts and Accessories	3.2%
Publishing	2.9%
Machinery	2.6%
Metals and Mining	2.5%
Retail	2.2%
Aviation: Parts and Services	2.2%
Hotels and Gaming	1.7%
Environmental Services	1.6%
Agriculture	1.4%
Electronics	1.4%
Communications Equipment	1.3%
Business Services	1.3%
Automotive	1.3%
Specialty Chemicals	1.2%
Aerospace	1.2%
Consumer Services	1.0%
Computer Software and Services	0.9%
Wireless Communications	0.9%
Broadcasting	0.7%
Real Estate	0.6%
Transportation	0.5%
Manufactured Housing and Recreational Vehicles	0.2%
Closed-End Funds	0.0%
Computer Hardware	0.0%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS — 99.9%
	Aerospace — 1.2%
107,000	Herley Industries Inc.†	$1,592,450	$1,173,790
12,000	Lockheed Martin Corp.	354,600	967,800
60,000	Northrop Grumman Corp.	3,611,596	2,740,800
2,020,000	Rolls-Royce Group plc†	14,910,234	12,013,722
173,316,000	Rolls-Royce Group plc, Cl. C†	251,949	285,139
80,000	The Boeing Co.	3,196,072	3,400,000

		23,916,901	20,581,251

	Agriculture — 1.4%
615,000	Archer-Daniels-Midland Co.	8,450,539	16,463,550
88,058	Monsanto Co.	1,138,370	6,546,232
3,000	Potash Corp. of Saskatchewan Inc.	41,185	279,150
30,000	The Mosaic Co.	515,529	1,329,000

		10,145,623	24,617,932

	Automotive — 1.3%
407,000	Navistar International Corp.†	7,495,430	17,745,200
101,250	PACCAR Inc.	522,021	3,291,638
3,400	Volkswagen AG	137,862	1,150,170

		8,155,313	22,187,008

	Automotive: Parts and Accessories — 3.1%
192,000	BorgWarner Inc.	1,888,822	6,556,800
240,000	CLARCOR Inc.	1,718,044	7,005,600
500,000	Genuine Parts Co.	12,128,320	16,780,000
410,000	Johnson Controls Inc.	3,722,816	8,905,200
174,000	Midas Inc.†	2,283,829	1,823,520
265,000	Modine Manufacturing Co.	5,646,484	1,272,000
210,000	O’Reilly Automotive Inc.†	5,351,969	7,996,800
124,700	Proliance International Inc.† (a)	758,892	17,558
285,000	Standard Motor Products Inc.	3,329,912	2,356,950
115,000	Superior Industries International Inc.	2,564,404	1,621,500
50,000	Tenneco Inc.†	319,198	530,000

		39,712,690	54,865,928

	Aviation: Parts and Services — 2.2%
30,000	BBA Aviation plc	55,431	56,266
480,000	Curtiss-Wright Corp.	3,268,726	14,270,400
600,000	GenCorp Inc.†	2,151,726	1,146,000
110,000	Kaman Corp.	1,534,270	1,837,000
299,000	Precision Castparts Corp.	3,597,952	21,835,970
169,200	The Fairchild Corp., Cl. A†	564,946	3,045

		11,173,051	39,148,681

	Broadcasting — 0.7%
370,000	CBS Corp., Cl. A, Voting	5,144,189	2,571,500
27,000	Citadel Broadcasting Corp.†	59,009	1,080

			Market
Shares		Cost	Value

10,000	Cogeco Inc.	$194,764	$183,209
26,666	Corus Entertainment Inc., Cl. B, New York	43,320	339,458
13,334	Corus Entertainment Inc., Cl. B, Toronto	21,662	170,236
105,000	Fisher Communications Inc.	4,937,405	1,342,950
843	Granite Broadcasting Corp.† (a)	69,109	0
150,000	Gray Television Inc.	1,455,669	73,500
230,000	Liberty Media Corp. - Capital, Cl. A†	732,557	3,118,800
470,000	LIN TV Corp., Cl. A†	6,637,739	789,600
40,000	Sinclair Broadcast Group Inc., Cl. A	327,285	77,600
400,000	Television Broadcasts Ltd.	1,815,551	1,607,732
185,000	Tokyo Broadcasting System Holdings Inc.	5,122,248	2,911,299

		26,560,507	13,186,964

	Business Services — 1.3%
28,000	ACCO Brands Corp.†	139,023	78,960
37,450	Ascent Media Corp., Cl. A† .	648,128	995,421
100,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,260,753	530,000
194,000	Ecolab Inc.	1,829,540	7,564,060
10,000	Imation Corp.	203,344	76,100
64,000	Landauer Inc.	396,393	3,925,760
21,500	MasterCard Inc., Cl. A	838,500	3,597,165
108,000	Monster Worldwide Inc.†	2,636,811	1,275,480
40,000	Nashua Corp.†	327,526	268,000
3,000	The Brink’s Co.	88,863	87,090
801,623	The Interpublic Group of Companies Inc.†	7,539,946	4,048,196
15,000	Visa Inc., Cl. A	735,098	933,900

		16,643,925	23,380,132

	Cable and Satellite — 6.4%
2,000,000	Cablevision Systems Corp., Cl. A	5,923,634	38,820,000
170,000	Comcast Corp., Cl. A	2,527,727	2,463,300
50,000	Comcast Corp., Cl. A, Special	255,385	705,000
225,000	DISH Network Corp., Cl. A†	5,581,170	3,647,250
37,540	EchoStar Corp., Cl. A†	1,122,178	598,388
320,096	Liberty Global Inc., Cl. A†	3,187,437	5,086,325
260,000	Liberty Global Inc., Cl. C†	2,801,037	4,110,600
1,150,000	Rogers Communications Inc., Cl. B, New York	6,170,739	29,612,500
50,000	Rogers Communications Inc., Cl. B, Toronto	229,821	1,285,303
230,000	Scripps Networks Interactive Inc., Cl. A	6,939,568	6,400,900
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
120,000	Shaw Communications Inc., Cl. B	$164,952	$2,020,032
160,000	Shaw Communications Inc., Cl. B, Non-Voting	312,647	2,697,600
590,000	The DIRECTV Group Inc.†	13,195,256	14,578,900
60,000	Time Warner Cable Inc.	2,590,975	1,900,200

		51,002,526	113,926,298

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	975,443	672,127

	Communications Equipment — 1.3%
30,000	Alcatel-Lucent, ADR†	225,524	74,400
545,000	Corning Inc.	3,960,125	8,752,700
210,000	Motorola Inc.	2,091,250	1,392,300
110,000	Nortel Networks Corp.†	136,367	4,796
200,000	Portugal Telecom SGPS SA	1,956,602	1,955,866
390,000	Thomas & Betts Corp.†	7,650,699	11,255,400

		16,020,567	23,435,462

	Computer Hardware — 0.0%
4,000	Wincor Nixdorf AG	249,756	223,784

	Computer Software and Services — 0.9%
230,000	Diebold Inc.	8,354,238	6,062,800
1,600	eBay Inc.†	24,652	27,408
87,000	Metavante Technologies Inc.†	1,928,478	2,249,820
100,000	NCR Corp.†	1,746,066	1,183,000
90,000	Rockwell Automation Inc.	3,265,928	2,890,800
26,026	Telecom Italia Media SpA†	26,184	4,272
10,000	WebMediaBrands Inc.†	87,091	5,489
280,000	Yahoo! Inc.†	8,969,405	4,384,800

		24,402,042	16,808,389

	Consumer Products — 5.2%
49,000	Alberto-Culver Co.	1,097,704	1,246,070
12,000	Altria Group Inc.	82,225	196,680
10,000	Avon Products Inc.	275,840	257,800
11,000	Christian Dior SA	307,335	820,490
265,000	Church & Dwight Co. Inc.	1,736,340	14,392,150
30,000	Clorox Co.	1,664,894	1,674,900
2,000	Colgate-Palmolive Co.	106,021	141,480
400,000	Eastman Kodak Co.	4,224,276	1,184,000
268,000	Energizer Holdings Inc.†	4,926,201	14,000,320
120,000	Fortune Brands Inc.	2,579,905	4,168,800
3,400	Givaudan SA	1,182,809	2,082,463
35,000	Harley-Davidson Inc.	88,156	567,350
75,000	Mattel Inc.	1,353,750	1,203,750
31,000	National Presto Industries Inc.	992,606	2,359,100

			Market
Shares		Cost	Value

12,000	Philip Morris International Inc.	$191,858	$523,440
50,000	Reckitt Benckiser Group plc	1,570,345	2,275,307
125,000	Sally Beauty Holdings Inc.†	1,001,483	795,000
55,000	Svenska Cellulosa AB, Cl. B	786,929	577,473
1,100,000	Swedish Match AB	12,254,721	17,858,879
10,000	Syratech Corp.†	2,000	255
512,000	The Procter & Gamble Co.	17,314,208	26,163,200
36,000	Wolverine World Wide Inc.	334,838	794,160

		54,074,444	93,283,067

	Consumer Services — 1.0%
3,000	Brink’s Home Security Holdings Inc.†	73,969	84,930
175,000	IAC/InterActiveCorp.†	1,901,881	2,808,750
557,000	Liberty Media Corp. - Interactive, Cl. A†	3,288,108	2,790,570
500	Priceline.com Inc.†	34,467	55,775
650,000	Rollins Inc.	3,375,689	11,251,500

		8,674,114	16,991,525

	Diversified Industrial — 5.4%
18,000	Acuity Brands Inc.	212,436	504,900
5,000	Anixter International Inc.†	45,044	187,950
75,403	Contax Participacoes SA, ADR	30,974	96,516
490,000	Cooper Industries Ltd., Cl. A	12,041,805	15,214,500
430,000	Crane Co.	6,839,633	9,593,300
110,000	Gardner Denver Inc.†	901,088	2,768,700
397,000	Greif Inc., Cl. A	4,675,501	17,555,340
445,000	Honeywell International Inc.	14,237,994	13,973,000
575,000	ITT Corp.	9,116,823	25,587,500
224,000	Katy Industries Inc.†	1,289,633	309,120
200,000	Magnetek Inc.†	943,176	278,000
240,000	Myers Industries Inc.	1,460,520	1,996,800
52,000	Pentair Inc.	762,065	1,332,240
53,333	Smiths Group plc	880,170	615,519
160,000	Textron Inc.	1,241,296	1,545,600
110,000	Trinity Industries Inc.	916,097	1,498,200
140,000	Tyco International Ltd.	6,017,220	3,637,200

		61,611,475	96,694,385

	Electronics — 1.4%
9,600	Chemring Group plc	125,113	342,727
3,000	Hitachi Ltd., ADR	172,200	92,910
120,000	Intel Corp.	2,567,140	1,986,000
12,000	Kyocera Corp., ADR	407,488	896,400
390,000	LSI Corp.†	2,570,715	1,778,400
24,000	Molex Inc., Cl. A	655,086	345,120
3,000	Samsung Electronics Co. Ltd., GDR (b)	1,079,550	699,750
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Electronics (Continued)
46,000	Samsung Electronics Co. Ltd., OTC, GDR (b)	$8,616,601	$10,688,017
50,000	Sony Corp., ADR	1,556,873	1,293,000
215,000	Texas Instruments Inc.	5,388,255	4,579,500
85,000	Tyco Electronics Ltd.	2,599,480	1,580,150

		25,738,501	24,281,974

	Energy and Utilities — 8.7%
27,000	AGL Resources Inc.	454,725	858,600
138,000	Allegheny Energy Inc.	1,400,224	3,539,700
245,000	BP plc, ADR	6,984,075	11,681,600
4,000	Cameron International Corp.†	69,450	113,200
25,000	CH Energy Group Inc.	1,040,745	1,167,500
352,000	Chevron Corp.	13,515,000	23,320,000
355,000	ConocoPhillips	10,144,011	14,931,300
25,000	Constellation Energy Group Inc.	551,389	664,500
122,000	Devon Energy Corp.	1,673,036	6,649,000
6,000	Diamond Offshore Drilling Inc.	683,413	498,300
115,000	DPL Inc.	2,578,593	2,664,550
20,000	DTE Energy Co.	832,127	640,000
160,000	Duke Energy Corp.	1,815,927	2,334,400
25,000	Edison International	425,000	786,500
500,000	El Paso Corp.	4,324,186	4,615,000
250,000	El Paso Electric Co.†	3,092,863	3,490,000
100,000	EOG Resources Inc.	457,975	6,792,000
329,000	Exxon Mobil Corp.	7,960,146	23,000,390
15,000	FPL Group Inc.	689,035	852,900
155,000	Great Plains Energy Inc.	3,833,482	2,410,250
210,000	Halliburton Co.	6,487,444	4,347,000
130,000	Mirant Corp., Escrow† (a)	0	0
1,000	Niko Resources Ltd.	57,456	68,779
22,086	NiSource Inc.	475,953	257,523
180,000	Northeast Utilities	3,429,763	4,015,800
30,000	NSTAR	936,244	963,300
45,000	Oceaneering International Inc.†	1,944,964	2,034,000
500	PetroChina Co. Ltd., ADR	30,266	55,240
52,000	Petroleo Brasileiro SA, ADR	2,224,355	2,130,960
100,000	Progress Energy Inc., CVO† (a)	52,000	33,000
235,000	Rowan Companies Inc.	8,827,678	4,540,200
50,000	Royal Dutch Shell plc, Cl. A, ADR	2,980,580	2,509,500
118,000	SJW Corp.	1,872,429	2,678,600
260,000	Southwest Gas Corp.	4,582,147	5,774,600
340,000	Spectra Energy Corp.	7,413,470	5,752,800
110,000	The AES Corp.†	434,151	1,277,100

			Market
Shares		Cost	Value

45,000	Transocean Ltd.†	$3,506,531	$3,343,050
16,666	UIL Holdings Corp.	426,371	374,152
148,000	Weatherford International Ltd.†	3,301,490	2,894,880

		111,508,694	154,060,174

	Entertainment — 5.7%
8,010	Chestnut Hill Ventures† (a)	218,000	269,777
373,000	Discovery Communications Inc., Cl. A†	3,432,443	8,411,150
374,500	Discovery Communications Inc., Cl. C†	2,398,074	7,688,485
40,000	DreamWorks Animation SKG Inc., Cl. A†	963,810	1,103,600
740,000	Grupo Televisa SA, ADR	7,693,671	12,580,000
1,065,000	Liberty Media Corp. - Entertainment, Cl. A†	7,573,754	28,488,750
60,000	Macrovision Solutions Corp.†	998,998	1,308,600
2,000	Nintendo Co. Ltd.	620,613	552,862
170,000	Rank Group plc†	1,063,171	178,997
20,000	Regal Entertainment Group, Cl. A	283,108	265,800
45,000	The Walt Disney Co.	894,821	1,049,850
552,001	Time Warner Inc.	15,109,361	13,904,905
130,000	Triple Crown Media Inc.†	354,090	1,430
500,000	Viacom Inc., Cl. A†	14,672,471	11,990,000
550,000	Vivendi	11,008,635	13,143,737
50,000	World Wrestling Entertainment Inc., Cl. A .	488,064	628,000

		67,773,084	101,565,943

	Environmental Services — 1.6%
570,000	Republic Services Inc.	6,256,863	13,913,700
500,000	Waste Management Inc.	10,415,537	14,080,000

		16,672,400	27,993,700

	Equipment and Supplies — 6.8%
688,000	AMETEK Inc.	2,673,973	23,791,040
6,000	Amphenol Corp., Cl. A	23,162	189,840
100,000	CIRCOR International Inc.	982,474	2,361,000
150,000	Crown Holdings Inc.†	676,245	3,621,000
175,000	CTS Corp.	1,009,883	1,146,250
4,000	Danaher Corp.	70,641	246,960
405,000	Donaldson Co. Inc.	2,295,315	14,029,200
20,000	Fedders Corp.† (a)	32,625	0
400,000	Flowserve Corp.	6,320,445	27,924,000
198,000	Gerber Scientific Inc.†	1,930,780	495,000
247,000	GrafTech International Ltd.†	2,295,633	2,793,570
765,000	IDEX Corp.	2,896,328	18,796,050
25,000	Ingersoll-Rand Co. Ltd., Cl. A	503,796	522,500
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
160,000	Interpump Group SpA†	$628,814	$774,378
200,000	Lufkin Industries Inc.	1,810,811	8,410,000
70,000	Met-Pro Corp.	380,521	757,400
20,000	Sealed Air Corp.	168,679	369,000
2,000	SL Industries Inc.†	5,719	14,000
130,000	Tenaris SA, ADR	5,926,480	3,515,200
100,000	The Manitowoc Co. Inc.	240,518	526,000
115,000	The Weir Group plc	483,908	874,093
29,000	Valmont Industries Inc.	232,196	2,090,320
380,000	Watts Water Technologies Inc., Cl. A	4,456,404	8,185,200

		36,045,350	121,432,001

	Financial Services — 6.8%
15,500	Alleghany Corp.†	2,580,237	4,200,500
440,000	American Express Co.	10,065,035	10,225,600
40,000	Ameriprise Financial Inc.	1,226,893	970,800
32,000	Argo Group International Holdings Ltd.†	1,167,431	903,040
187,000	Bank of America Corp.	2,242,073	2,468,400
214	Berkshire Hathaway Inc., Cl. A†	818,098	19,260,000
75,500	BKF Capital Group Inc.	582,111	71,725
15,000	Calamos Asset Management Inc., Cl. A	168,744	211,650
290,000	Citigroup Inc.	1,792,285	861,300
35,000	Commerzbank AG†	624,519	217,513
105,000	Commerzbank AG, ADR†	2,133,520	665,700
152,000	Deutsche Bank AG	6,712,532	9,272,000
190,000	Federal National Mortgage Association	183,890	110,200
40,000	Fortress Investment Group LLC, Cl. A†	465,651	136,800
110,000	H&R Block Inc.	1,807,491	1,895,300
33,000	Interactive Brokers Group Inc., Cl. A†	812,839	512,490
310,000	Janus Capital Group Inc.	5,266,976	3,534,000
80,051	JPMorgan Chase & Co.	2,402,359	2,730,539
400,000	Legg Mason Inc.	13,956,947	9,752,000
75,000	Leucadia National Corp.†	655,691	1,581,750
55,000	Loews Corp.	2,491,749	1,507,000
30,000	M&T Bank Corp.	1,936,458	1,527,900
180,000	Marsh & McLennan Companies Inc.	5,377,792	3,623,400
170,000	NewAlliance Bancshares Inc.	2,487,566	1,955,000
40,000	PNC Financial Services Group Inc.	1,781,863	1,552,400
2,500	Prudential Financial Inc.	68,750	93,050
13,000	Seacoast Banking Corp. of Florida	117,798	31,590

			Market
Shares		Cost	Value

85,000	State Street Corp.	$661,975	$4,012,000
20,000	SunTrust Banks Inc.	424,879	329,000
60,000	T. Rowe Price Group Inc.	1,012,984	2,500,200
2,000	The Allstate Corp.	73,509	48,800
260,000	The Bank of New York Mellon Corp.	8,374,705	7,620,600
42,000	The Blackstone Group LP	834,993	442,680
2,000	The Charles Schwab Corp.	34,049	35,080
7,500	The Goldman Sachs Group Inc.	1,133,197	1,105,800
58,000	The Phoenix Companies Inc.†	758,212	96,860
36,000	The Travelers Companies Inc.	1,422,006	1,477,440
70,866	Tree.com Inc.†	509,902	680,314
19,000	Unitrin Inc.	498,464	228,380
8,500	Value Line Inc.	136,515	279,395
6,080	Virtus Investment Partners Inc.†	54,720	89,315
210,000	Waddell & Reed Financial Inc., Cl. A	4,736,058	5,537,700
690,000	Wells Fargo & Co.	20,968,165	16,739,400

		111,561,631	121,094,611

	Food and Beverage — 14.4%
345,000	Brown-Forman Corp., Cl. A	6,015,904	15,907,950
86,250	Brown-Forman Corp., Cl. B	2,005,301	3,707,025
90,000	Cadbury plc, ADR	3,557,164	3,096,000
140,000	Campbell Soup Co.	3,865,608	4,118,800
230,000	China Mengniu Dairy Co. Ltd.†	740,359	535,971
60,000	Coca-Cola Enterprises Inc.	1,176,706	999,000
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR	268,442	334,950
250,000	Constellation Brands Inc., Cl. A†	3,841,777	3,170,000
330,000	Corn Products International Inc.	4,032,439	8,840,700
433,974	Danone	20,637,988	21,417,737
130,000	Danone, ADR	1,351,289	1,274,000
355,000	Davide Campari — Milano SpA	3,483,537	2,841,175
200,000	Dean Foods Co.†	4,111,450	3,838,000
210,000	Del Monte Foods Co.	2,077,393	1,969,800
318,000	Diageo plc, ADR	11,903,832	18,205,500
2,000	Diamond Foods Inc.	46,909	55,800
170,000	Dr. Pepper Snapple Group Inc.†	3,590,159	3,602,300
70,000	Farmer Brothers Co.	943,094	1,601,600
310,000	Flowers Foods Inc.	1,374,285	6,770,400
70,000	Fomento Economico Mexicano SAB de CV, ADR	2,335,118	2,256,800
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
350,000	General Mills Inc.	$12,682,390	$19,607,000
960,000	Grupo Bimbo SAB de CV, Cl. A	1,967,657	5,103,184
160,000	H.J. Heinz Co.	5,749,685	5,712,000
90,000	Heineken NV	4,281,821	3,338,243
220,000	ITO EN Ltd.	5,163,300	3,130,949
60,000	ITO EN Ltd., Preference	1,257,973	519,437
75,000	Kellogg Co.	2,019,500	3,492,750
85,000	Kerry Group plc, Cl. A	1,008,125	1,925,775
240,000	Kikkoman Corp.	2,868,093	2,414,076
125,000	Kraft Foods Inc., Cl. A	3,920,854	3,167,500
32,000	LVMH Moet Hennessy Louis Vuitton SA	1,117,034	2,442,097
10,000	MEIJI Holdings Co. Ltd.†	505,816	402,761
210,000	Morinaga Milk Industry Co. Ltd.	769,502	806,560
90,000	Nestlé SA	1,868,526	3,389,444
230,000	NISSIN FOODS HOLDINGS CO. LTD.	8,020,950	6,971,506
740,000	PepsiAmericas Inc.	11,028,934	19,839,400
256,000	PepsiCo Inc.	7,047,529	14,069,760
103,528	Pernod-Ricard SA	9,580,675	6,516,703
155,000	Ralcorp Holdings Inc.†	2,450,803	9,442,600
92,000	Remy Cointreau SA	5,510,903	3,329,826
310,000	The Coca-Cola Co.	12,582,331	14,876,900
10,000	The Hain Celestial Group Inc.†	141,134	156,100
100,000	The Hershey Co.	2,682,099	3,600,000
20,000	The J.M. Smucker Co.	547,733	973,200
172,777	Tootsie Roll Industries Inc.	2,005,289	3,920,310
305,000	Tyson Foods Inc., Cl. A	4,533,542	3,846,050
415,000	YAKULT HONSHA Co. Ltd.	11,126,329	7,935,122

		199,797,281	255,472,761

	Health Care — 3.6%
10,000	Abbott Laboratories	430,395	470,400
52,444	Allergan Inc.	2,458,117	2,495,285
44,000	Amgen Inc.†	203,194	2,329,360
90,000	AngioDynamics Inc.†	1,312,310	1,194,300
12,000	ArthroCare Corp.†	288,884	129,600
44,000	Baxter International Inc.	2,484,851	2,330,240
6,000	Becton, Dickinson and Co.	473,246	427,860
51,000	Biogen Idec Inc.†	818,643	2,302,650
125,000	Boston Scientific Corp.†	1,606,589	1,267,500
150,000	Bristol-Myers Squibb Co.	4,060,053	3,046,500
5,000	Cephalon Inc.†	320,184	283,250
15,000	Cepheid Inc.†	134,567	141,300
67,000	Chemed Corp.	1,081,042	2,645,160
48,000	CONMED Corp.†	982,781	744,960
2,000	Covidien plc	70,848	74,880

			Market
Shares		Cost	Value

10,000	DENTSPLY International Inc.	$190,509	$305,200
40,000	Eli Lilly & Co.	2,183,478	1,385,600
40,000	Exactech Inc.†	612,866	580,000
60,000	Greatbatch Inc.†	1,149,216	1,356,600
40,000	Henry Schein Inc.†	1,091,829	1,918,000
10,000	Hospira Inc.†	372,817	385,200
15,000	Inverness Medical Innovations Inc.†	255,011	533,700
140,000	Johnson & Johnson	5,840,162	7,952,000
14,000	Laboratory Corp. of America Holdings†	999,557	949,060
80,000	Life Technologies Corp.†	2,096,308	3,337,600
16,000	Mead Johnson Nutrition Co., Cl. A†	396,270	508,320
90,000	Medco Health Solutions Inc.†	1,589,500	4,104,900
10,000	Nobel Biocare Holding AG	285,863	218,306
32,000	Orthofix International NV†	882,012	800,320
125,000	Pain Therapeutics Inc.†	1,004,983	671,250
50,000	Patterson Companies Inc.†	1,242,490	1,085,000
200,000	Pfizer Inc.	4,969,248	3,000,000
230,000	Schering-Plough Corp.	4,728,010	5,777,600
2,000	Stryker Corp.	65,440	79,480
250,000	Tenet Healthcare Corp.†	1,398,580	705,000
70,000	UnitedHealth Group Inc.	2,245,301	1,748,600
35,000	William Demant Holding A/S†	1,644,239	1,809,850
5,000	Wright Medical Group Inc.†	92,660	81,300
100,000	Wyeth	4,184,757	4,539,000
4,000	Young Innovations Inc.	108,887	87,160
10,000	Zimmer Holdings Inc.†	503,533	426,000

		56,859,230	64,228,291

	Hotels and Gaming — 1.7%
12,459	Accor SA	718,297	493,847
200,000	Aruze Corp.†	4,354,577	1,532,153
18,000	Churchill Downs Inc.	689,751	605,880
360,000	Gaylord Entertainment Co.†	9,254,975	4,575,600
34,000	Home Inns & Hotels Management Inc., ADR†	687,795	540,260
20,000	Host Hotels & Resorts Inc.	408,900	167,800
190,000	International Game Technology	5,708,110	3,021,000
70,000	Interval Leisure Group Inc.†	606,983	652,400
1,530,000	Ladbrokes plc	14,537,278	4,631,559
145,000	Las Vegas Sands Corp.†	2,249,271	1,139,700
4,400,000	Mandarin Oriental International Ltd.	8,462,757	5,852,000
320,000	MGM Mirage†	4,437,452	2,044,800
50,000	Orient-Express Hotels Ltd., Cl. A	1,103,374	424,500
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
155,000	Pinnacle Entertainment Inc.†	$2,091,154	$1,439,950
100,000	Starwood Hotels & Resorts Worldwide Inc.	1,960,247	2,220,000
600,000	The Hongkong & Shanghai Hotels Ltd.	492,218	602,319
20,000	Wyndham Worldwide Corp.	518,059	242,400
20,000	Wynn Resorts Ltd.†	616,162	706,000

		58,897,360	30,892,168

	Machinery — 2.6%
170,000	Baldor Electric Co.	5,542,520	4,044,300
140,000	Caterpillar Inc.	927,858	4,625,600
530,000	CNH Global NV†	18,371,887	7,441,200
756,000	Deere & Co.	6,205,078	30,202,200
18,524	Mueller Water Products Inc., Cl. A	246,018	69,280

		31,293,361	46,382,580

	Manufactured Housing and Recreational Vehicles — 0.2%
265,000	Cavalier Homes Inc.†	960,214	723,450
32,000	Cavco Industries Inc.†	605,460	810,560
100,000	Champion Enterprises Inc.†	722,712	32,000
174,000	Coachmen Industries Inc.†	743,300	227,940
40,000	Fleetwood Enterprises Inc.†	9,368	320
50,000	Huttig Building Products Inc.†	171,550	47,000
24,000	Nobility Homes Inc.	507,596	199,200
80,000	Skyline Corp.	2,978,233	1,740,000

		6,698,433	3,780,470

	Metals and Mining — 2.5%
6,000	Agnico-Eagle Mines Ltd.	285,225	314,880
160,000	Alcoa Inc.	2,916,418	1,652,800
390,000	Barrick Gold Corp.	7,307,820	13,084,500
96,025	Freeport-McMoRan Copper & Gold Inc.	3,358,844	4,811,813
100,000	Ivanhoe Mines Ltd.†	775,931	560,000
8,000	James River Coal Co.†	58,140	121,040
50,000	Kinross Gold Corp.	359,224	907,500
52,000	New Hope Corp. Ltd.	70,252	191,491
555,000	Newmont Mining Corp.	11,595,678	22,682,850
30,000	Peabody Energy Corp.	1,228,776	904,800

		27,956,308	45,231,674

	Publishing — 2.9%
12,000	AH Belo Corp., Cl. A	211,147	11,760
180,000	Belo Corp., Cl. A	2,234,457	322,200
1,835,000	Il Sole 24 Ore	15,382,393	5,586,115
180,000	Independent News & Media plc	552,430	62,624

			Market
Shares		Cost	Value

440,000	Media General Inc., Cl. A	$5,714,320	$928,400
80,000	Meredith Corp.	1,650,283	2,044,000
3,580,000	News Corp., Cl. A	27,913,251	32,613,800
24,000	News Corp., Cl. B	227,346	253,680
45,000	PRIMEDIA Inc.	438,140	90,450
220,000	The E.W. Scripps Co., Cl. A	1,791,264	459,800
265,000	The McGraw-Hill Companies Inc.	2,463,949	7,979,150
100,000	The New York Times Co., Cl. A	844,889	551,000

		59,423,869	50,902,979

	Real Estate — 0.6%
10,000	Brookfield Asset Management Inc., Cl. A	274,012	170,700
103,000	Griffin Land & Nurseries Inc.	1,479,146	3,221,840
36,000	ProLogis	983,331	290,160
257,000	The St. Joe Co.†	1,964,571	6,807,930

		4,701,060	10,490,630

	Retail — 2.2%
3,000	Aaron’s Inc.	10,352	89,460
60,750	Aaron’s Inc., Cl. A	287,231	1,427,625
258,000	AutoNation Inc.†	2,471,084	4,476,300
12,500	AutoZone Inc.†	1,051,559	1,888,875
238,500	Coldwater Creek Inc.†	1,432,716	1,445,310
118,000	Costco Wholesale Corp.	6,030,510	5,392,600
175,000	CVS Caremark Corp.	6,562,641	5,577,250
55,000	HSN Inc.†	464,720	581,350
185,000	Macy’s Inc.	3,223,760	2,175,600
60,000	Safeway Inc.	1,818,353	1,222,200
40,000	SUPERVALU Inc.	1,155,671	518,000
295,000	The Great Atlantic & Pacific Tea Co. Inc.†	4,884,923	1,253,750
118,000	The Kroger Co.	693,975	2,601,900
50,000	Ticketmaster Entertainment Inc.†	815,850	321,000
60,000	Wal-Mart Stores Inc.	2,845,044	2,906,400
126,000	Walgreen Co.	4,771,251	3,704,400
75,000	Whole Foods Market Inc.	2,006,223	1,423,500
200,000	Winn-Dixie Stores Inc.†	3,285,961	2,508,000

		43,811,824	39,513,520

	Specialty Chemicals — 1.2%
17,000	Ashland Inc.	284,580	476,850
280,000	Chemtura Corp.	6,300	67,200
550,000	Ferro Corp.	7,569,378	1,512,500
130,000	General Chemical Group Inc.†	502,184	4,875
145,000	H.B. Fuller Co.	1,336,412	2,721,650
175,000	International Flavors & Fragrances Inc.	7,081,689	5,726,000
30,000	Material Sciences Corp.†	246,522	28,500
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
620,000	Omnova Solutions Inc.†	$1,801,546	$2,021,200
335,000	Sensient Technologies Corp.	6,512,584	7,560,950
70,000	Zep Inc.	732,324	843,500

		26,073,519	20,963,225

	Telecommunications — 4.2%
1,000	AboveNet Inc.†	77,550	80,980
145,000	AT&T Inc.	3,508,517	3,601,800

14,000	Brasil Telecom Participacoes SA, ADR	810,959	537,600
200,000	BT Group plc	753,355	333,975
15,000	BT Group plc, ADR	475,132	252,000
64,000	CenturyTel Inc.	918,720	1,964,800
680,000	Cincinnati Bell Inc.†	3,721,672	1,931,200
33,000	Clearwire Corp., Cl. A†	503,412	182,490
360,000	Deutsche Telekom AG, ADR	6,278,861	4,248,000
34,000	France Telecom SA, ADR	658,527	775,540
125,000	Frontier Communications Corp.	1,835,000	892,500
31,800	Hellenic Telecommunications Organization SA	701,785	486,259
8,500	Hellenic Telecommunications Organization SA, ADR	90,649	65,025
750,000	Qwest Communications International Inc.	1,898,037	3,112,500
480,000	Sprint Nextel Corp.†	1,741,665	2,308,800
75,403	Tele Norte Leste Participacoes SA, ADR	1,001,480	1,121,243
3,800,935	Telecom Italia SpA	2,200,251	5,252,193
225,000	Telecom Italia SpA, ADR	1,559,431	3,096,000
94,000	Telefonica SA, ADR	3,341,710	6,381,660
10,400	Telefonica SA, BDR	119,280	228,434
40,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	101,330	648,400
590,000	Telephone & Data Systems Inc.	12,260,483	16,697,000
500,000	Telephone & Data Systems Inc., Special	10,167,087	12,980,000
40,000	Telmex Internacional SAB de CV, ADR	70,416	506,000
30,000	tw telecom inc.†	533,467	308,100
237,000	Verizon Communications Inc.	7,548,389	7,283,010
35,000	Windstream Corp.	249,129	292,600

		63,126,294	75,568,109

			Market
Shares		Cost	Value

	Transportation — 0.5%
100,000	AMR Corp.†	$1,319,268	$402,000
280,000	GATX Corp.	6,764,603	7,201,600
60,000	Grupo TMM SA, Cl. A, ADR†	377,979	52,800
4,000	Kansas City Southern†	7,317	64,440
30,000	Providence and Worcester Railroad Co.	498,774	337,800

		8,967,941	8,058,640

	Wireless Communications — 0.9%
95,000	America Movil SAB de CV, Cl. L, ADR	593,308	3,678,400
3,000	NTT DoCoMo Inc.	4,307,852	4,397,156
72,000	Price Communications Corp., Escrow† (a)	0	0
2,056	Telemig Celular Participacoes SA, ADR	59,420	104,280
13,001	Tim Participacoes SA, ADR	157,722	226,607
182,700	United States Cellular Corp.†	8,836,302	7,024,815
47	Vivo Participacoes SA	656	872
16,876	Vivo Participacoes SA, ADR	648,081	319,631
1,043	Vivo Participacoes SA, Preference	65,964	19,764
4,375	Vodafone Group plc, ADR	43,962	85,269

		14,713,267	15,856,794

	TOTAL COMMON STOCKS	1,324,937,784	1,777,773,177

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	411,720	1,915

	Broadcasting — 0.0%
2,109	Granite Broadcasting Corp., Ser. A, expire 06/04/12† .	0	11
2,109	Granite Broadcasting Corp., Ser. B, expire 06/04/12† .	0	21

		0	32

	Energy and Utilities — 0.0%
11,313	Mirant Corp., Ser. A, expire 01/03/11†	149,058	16,630

	Hotels and Gaming — 0.0%
200,000	The Indian Hotels Co. Ltd., expire 06/16/14†	298,980	275,754

	TOTAL WARRANTS	859,758	294,331

See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Principal			Market
Amount		Cost	Value

	CONVERTIBLE CORPORATE BONDS — 0.1%
	Automotive: Parts and Accessories — 0.1%
$1,000,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	$955,859	$990,000

	TOTAL
	INVESTMENTS — 100.0%	$1,326,753,401	1,779,057,508

	Other Assets and Liabilities (Net) — 0.0%		641,081

	NET ASSETS — 100.0%		$1,779,698,589

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $320,335 or 0.02% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $11,387,767 or 0.64% of net assets.

†	Non-income producing security.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Asset Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $1,326,753,401)	$1,779,057,508
Foreign currency, at value (cost $105,786)	106,951
Cash	568
Receivable for investments sold	2,824,758
Receivable for Fund shares sold	1,078,502
Unrealized appreciation on swap contracts	14,563
Dividends and interest receivable	2,891,165
Prepaid expenses	69,285

Total Assets	1,786,043,300

Liabilities:
Payable for investments purchased	1,068,877
Payable for Fund shares redeemed	746,332
Payable for investment advisory fees	1,487,936
Payable for distribution fees	375,428
Payable for accounting fees	3,750
Payable for shareholder services fees	384,787
Line of credit payable	1,907,000
Other accrued expenses	370,601

Total Liabilities	6,344,711

Net Assets applicable to 54,760,865 shares outstanding	$1,779,698,589

Net Assets Consist of:
Paid-in capital, each class at $0.01 par value	$1,360,011,309
Accumulated net investment income	9,723,760
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(42,361,700)
Net unrealized appreciation on investments	452,304,107
Net unrealized appreciation on swap contracts	14,563
Net unrealized appreciation on foreign currency translations	6,550

Net Assets	$1,779,698,589

Shares of Beneficial Interest:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,755,952,208 ÷ 54,022,588 shares outstanding; unlimited number of shares authorized)	$32.50

Class A:
Net Asset Value and redemption price per share ($12,772,072 ÷ 395,036 shares outstanding; unlimited number of shares authorized)	$32.33

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$34.30

Class B:
Net Asset Value and offering price per share ($3,987 ÷ 126.674 shares outstanding; unlimited number of shares authorized)	$31.47	(a)

Class C:
Net Asset Value and offering price per share ($6,882,714 ÷ 217,357 shares outstanding; unlimited number of shares authorized)	$31.67	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($4,087,608 ÷ 125,757 shares outstanding; unlimited number of shares authorized)	$32.50

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $771,099)	$21,180,019
Interest	120,041

Total Investment Income	21,300,060

Expenses:
Investment advisory fees	8,144,376
Distribution fees — Class AAA	2,010,057
Distribution fees — Class A	14,394
Distribution fees — Class B	18
Distribution fees — Class C	30,621
Shareholder services fees	737,698
Shareholder communications expenses	241,735
Custodian fees	150,474
Legal and audit fees	42,318
Registration expenses	41,416
Trustees’ fees	39,893
Accounting fees	22,500
Interest expense	16,570
Miscellaneous expenses	97,379

Total Expenses	11,589,449

Net Investment Income	9,710,611

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(25,959,468)
Net realized gain on swap contracts	103,376
Net realized gain on foreign currency transactions	40,044

Net realized loss on investments, swap contracts, and foreign currency transactions	(25,816,048)

Net change in unrealized appreciation/ depreciation on investments	90,084,359
Net change in unrealized appreciation/ depreciation on swap contracts	(22,465)
Net change in unrealized appreciation/ depreciation on foreign currency translations	5,307

Net change in unrealized appreciation/ depreciation on investments, swap contracts, and foreign currency translations	90,067,201

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	64,251,153

Net Increase in Net Assets Resulting from Operations	$73,961,764

See accompanying notes to financial statements.

The Gabelli Asset Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$9,710,611	$12,865,717
Net realized loss on investments, swap contracts, and foreign currency transactions	(25,816,048)	(9,196,981)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	90,067,201	(1,114,761,217)

Net Increase/(Decrease) in Net Assets Resulting from Operations	73,961,764	(1,111,092,481)

Distributions to Shareholders:
Net investment income
Class AAA	—	(12,624,952)
Class A	—	(93,361)
Class B	—	(28)
Class I	—	(40,731)

	—	(12,759,072)

Net realized gain
Class AAA	—	(1,719,559)
Class A	—	(11,588)
Class B	—	(4)
Class C	—	(6,547)
Class I	—	(3,722)

	—	(1,741,420)

Total Distributions to Shareholders	—	(14,500,492)

Shares of Beneficial Interest Transactions:
Class AAA	(38,671,385)	(118,093,644)
Class A	667,716	5,429,555
Class B	—	2,680
Class C	215,202	1,995,872
Class I	128,093	5,560,927

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(37,660,374)	(105,104,610)

Redemption Fees	2,138	49,931

Net Increase/(Decrease) in Net Assets	36,303,528	(1,230,647,652)

Net Assets:
Beginning of period	1,743,395,061	2,974,042,713

End of period (including undistributed net investment income of $9,723,760 and $13,149, respectively)	$1,779,698,589	$1,743,395,061

See accompanying notes to financial statements.

The Gabelli Asset Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

													Ratios to Average Net Assets/
		Income from Investment Operations			Distributions								Supplemental Data
			Net
	Net Asset	Net	Realized and	Total		Net				Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from	Net	Realized				Value,		End of	Investment				Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Income		Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		Expenses		Rate††
Class AAA
2009(b)	$31.01	$0.18	$1.31	$1.49	—	—	—	$0.00	(c)	$32.50	4.8%	$1,755,952	1.19	%(d)	1.42	%(d)	3%
2008	49.81	0.22	(18.76)	(18.54)	$(0.23)	$(0.03)	$(0.26)	0.00	(c)	31.01	(37.2)	1,721,697	0.52		1.38		14
2007	47.38	0.16	5.46	5.62	(0.15)	(3.04)	(3.19)	0.00	(c)	49.81	11.8	2,953,454	0.31		1.36		9
2006	41.13	0.30	8.70	9.00	(0.31)	(2.44)	(2.75)	0.00	(c)	47.38	21.8	2,516,088	0.67		1.36		7
2005	41.45	0.12	1.73	1.85	(0.12)	(2.05)	(2.17)	0.00	(c)	41.13	4.4	2,246,439	0.29		1.37		6
2004	36.26	0.02	5.96	5.98	(0.03)	(0.76)	(0.79)	0.00	(c)	41.45	16.5	2,216,050	0.06		1.38		7
Class A
2009(b)	$30.85	$0.18	$1.30	$1.48	—	—	—	$0.00	(c)	$32.33	4.8%	$12,772	1.20	%(d)	1.42	%(d)	3%
2008	49.59	0.23	(18.69)	(18.46)	$(0.25)	$(0.03)	$(0.28)	0.00	(c)	30.85	(37.2)	11,522	0.55		1.38		14
2007	47.21	0.16	5.44	5.60	(0.18)	(3.04)	(3.22)	0.00	(c)	49.59	11.8	12,497	0.30		1.36		9
2006	41.01	0.32	8.66	8.98	(0.34)	(2.44)	(2.78)	0.00	(c)	47.21	21.9	4,806	0.71		1.35		7
2005	41.39	0.10	1.74	1.84	(0.17)	(2.05)	(2.22)	0.00	(c)	41.01	4.4	1,991	0.23		1.38		6
2004	36.26	0.03	5.94	5.97	(0.08)	(0.76)	(0.84)	0.00	(c)	41.39	16.5	351	0.07		1.40		7
Class B
2009(b)	$30.14	$0.06	$1.27	$1.33	—	—	—	$0.00	(c)	$31.47	4.4%	$4	0.44	%(d)	2.17	%(d)	3%
2008	48.80	(0.12)	(18.29)	(18.41)	$(0.22)	$(0.03)	$(0.25)	0.00	(c)	30.14	(37.7)	4	(0.32)		2.13		14
2007	46.72	(0.26)	5.38	5.12	—	(3.04)	(3.04)	0.00	(c)	48.80	10.9	2	(0.52)		2.11		9
2006	40.64	0.18	8.34	8.52	—	(2.44)	(2.44)	0.00	(c)	46.72	20.9	1	0.41		2.11		7
2005	41.16	(0.17)	1.70	1.53	—	(2.05)	(2.05)	0.00	(c)	40.64	3.7	1	(0.41)		2.02		6
2004	36.26	(0.25)	5.91	5.66	—	(0.76)	(0.76)	0.00	(c)	41.16	15.6	1	(0.67)		2.07		7
Class C
2009(b)	$30.31	$0.06	$1.30	$1.36	—	—	—	$0.00	(c)	$31.67	4.5%	$6,883	0.44	%(d)	2.17	%(d)	3%
2008	48.68	(0.09)	(18.25)	(18.34)	—	$(0.03)	$(0.03)	0.00	(c)	30.31	(37.7)	6,419	(0.21)		2.13		14
2007	46.58	(0.24)	5.38	5.14	—	(3.04)	(3.04)	0.00	(c)	48.68	11.0	8,090	(0.47)		2.11		9
2006	40.54	(0.03)	8.54	8.51	$(0.03)	(2.44)	(2.47)	0.00	(c)	46.58	20.9	3,348	(0.07)		2.11		7
2005	41.14	(0.20)	1.71	1.51	(0.06)	(2.05)	(2.11)	0.00	(c)	40.54	3.6	2,261	(0.49)		2.13		6
2004	36.26	(0.26)	5.92	5.66	(0.02)	(0.76)	(0.78)	0.00	(c)	41.14	15.6	349	(0.68)		2.15		7
Class I
2009(b)	$30.97	$0.21	$1.32	$1.53	—	—	—	$0.00	(c)	$32.50	4.9%	$4,088	1.45	%(d)	1.17	%(d)	3%
2008 (e)	47.26	0.33	(16.25)	(15.92)	$(0.34)	$(0.03)	$(0.37)	0.00	(c)	30.97	(33.6)	3,753	0.84	(d)	1.13	(d)	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2005 would have been 9%. The portfolio turnover rate for the years ended 2007, 2006, and 2004 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended June 30, 2009, unaudited.

(c)	Amount represents less than $0.005 per share.

(d)	Annualized.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

The Gabelli Asset Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund (the “Fund”) was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 - Other Significant	Level 3 - Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	$20,296,112	$285,139	—	$20,581,251
Automotive: Parts and Accessories	54,848,370	—	$17,558	54,865,928
Broadcasting	13,186,964	—	0	13,186,964
Energy and Utilities	154,027,174	—	33,000	154,060,174
Entertainment	101,296,166	—	269,777	101,565,943
Wireless Communications	15,856,794	—	0	15,856,794
Other Industries(a)	1,417,656,123	—	—	1,417,656,123

Total Common Stocks	1,777,167,703	285,139	320,335	1,777,773,177

Warrants
Broadcasting	11	—	21	32
Hotels and Gaming	—	275,754	—	275,754
Other Industries(a)	18,545	—	—	18,545

Total Warrants	18,556	275,754	21	294,331

Convertible Corporate Bonds	990,000	—	—	990,000

TOTAL INVESTMENTS IN SECURITIES	$1,778,176,259	$560,893	$320,356	$1,779,057,508

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
Contract for Difference Swap Agreements	$—	$14,563	$—	$14,563

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Automotive: Parts and Accessories	$0	$—	$—	$(25,642)	$—	$43,200	$17,558	$(25,642)
Broadcasting	0	—	—	(843)	—	843	0	(843)
Energy and Utilities	33,000	—	—	—	—	—	33,000	—
Entertainment	269,777	—	—	—	—	—	269,777	—
Wireless Communications	0	—	—	—	—	—	0	—

Total Common Stocks	302,777	—	—	(26,485)	—	44,043	320,335	(26,485)

Warrants
Broadcasting	0	—	—	—	—	21	21	—

TOTAL INVESTMENTS IN SECURITIES	$302,777	$—	$—	$(26,485)	$—	$44,064	$320,356	$(26,485)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)

Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	Overnight LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$282,705 (50,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	$14,528
7,020 (4,290,000 Shares)	Rolls-Royce Group plc, Cl. C	Rolls-Royce Group plc, Cl. C	7/02/09	35

				$14,563

     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)

net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund’s use of the tax accounting practice known as equalization, the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for federal income tax purposes.
The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary income
(inclusive of short-term capital gains)	$12,047,652
Net long-term capital gains	2,452,840

Total distributions paid	$14,500,492

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,348,708,203	$675,107,169	$(244,757,864)	$430,349,305
Swap contracts	—	14,563	—	14,563

	$1,348,708,203	$675,121,732	$(244,757,864)	$430,363,868

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.
The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)

and the Chairman of each committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $47,083,597 and $70,828,312, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $168,782 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $7,661 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2009, borrowings outstanding under the line of credit amounted to $1,907,000.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2009 was $3,196,453 with a weighted average interest rate of 1.06%. The maximum amount borrowed at any time during the six months ended June 30, 2009 was $20,080,000.
8. Shares of Beneficial Interest. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008 amounted to $2,138 and $49,931, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	3,318,035	$97,409,475	8,396,760	$359,692,511
Shares issued upon reinvestment of distributions	—	—	453,871	13,467,980
Shares redeemed	(4,814,973)	(136,080,860)	(12,625,050)	(491,254,135)

Net decrease	(1,496,938)	$(38,671,385)	(3,774,419)	$(118,093,644)

	Class A		Class A
Shares sold	81,447	$2,422,023	251,525	$10,434,722
Shares issued upon reinvestment of distributions	—	—	3,306	97,291
Shares redeemed	(59,899)	(1,754,307)	(133,361)	(5,102,458)

Net increase	21,548	$667,716	121,470	$5,429,555

	Class B		Class B
Shares sold	—	$—	94		$2,672
Shares issued upon reinvestment of distributions	—	—	0	*	8

Net increase	—	$—	94		$2,680

	Class C		Class C
Shares sold	32,982	$977,135	96,862	$3,893,254
Shares issued upon reinvestment of distributions	—	—	217	6,275
Shares redeemed	(27,372)	(761,933)	(51,513)	(1,903,657)

Net increase	5,610	$215,202	45,566	$1,995,872

	Class I		Class I**
Shares sold	9,935	$288,569	129,107	$5,914,864
Shares issued upon reinvestment of distributions	—	—	1,501	44,454
Shares redeemed	(5,361)	(160,476)	(9,425)	(398,391)

Net increase	4,574	$128,093	121,183	$5,560,927

*	Share rounded to less than 1.0 shares.

**	From the commencement of offering Class I Shares on January 11, 2008.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on February 25, 2009, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of multi-cap value and multi-cap core funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the top half of the funds in its category for the one year period, and in the top 10% for the three and five year periods.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of multi-cap value and multi-cap core funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by affiliates of the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

The
Gabelli Asset Fund
SEMI ANNUAL REPORT
JUNE 30, 2009
The Gabelli Asset Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees
Mario J. Gabelli, CFA
Chairman and Chief Executive Officer
GAMCO Investors, Inc.
Anthony J. Colavita
President
Anthony J. Colavita, P.C.
James P. Conn
Former Chief Investment Officer
Financial Security Assurance Holdings Ltd.
John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.
Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus
Pace University
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.
Officers
Bruce N. Alpert
President and Secretary
Agnes Mullady
Treasurer
Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q209SR

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Asset Fund
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.